Shareholders' equity - Share capital and Non-controlling interest (Details) - AUD ($) $ in Millions		12 Months Ended
	Sep. 11, 2024	Sep. 30, 2024	Sep. 30, 2023
Share capital
Ordinary share capital, fully paid		$ 37,958	$ 39,826
Treasury shares		(758)	(702)
Total share capital		37,200	39,124
Non-controlling interest
Perpetual Preference Shares (PPS)		339
Other		8	44
NCI		$ 347	$ 44
Number of unvested RSP and EIP treasury shares held		6,173,874	5,249,663
Westpac Bank-PNG-Limited
Non-controlling interest
Percentage of non-controlling interest in subsidiary acquired	8.74%	8.74%
Parent Entity
Share capital
Ordinary share capital, fully paid		$ 37,958	$ 39,826
Treasury shares		(816)	(760)
Total share capital		$ 37,142	$ 39,066
Non-controlling interest
Number of unvested RSP and EIP treasury shares held		6,173,874	5,249,663
Parent Entity | Westpac Bank-PNG-Limited
Non-controlling interest
Percentage of non-controlling interest in subsidiary acquired	8.74%	8.74%